Short-term investments	12 Months Ended
Dec. 31, 2024
Short-term investments
Short-term investments

3. Short-term investments

The following table presents short-term investments classification as of December 31, 2023 and 2024.

	As of December 31,
	2023	2024
	RMB	RMB	US$
Debt securities:
Wealth management products issued by banks or security/trust companies	350,164,305	178,821,757	24,498,480
Equity securities:
Marketable equity securities	292,729,235	939,725,698	128,741,893
Short-term investments	642,893,540	1,118,547,455	153,240,373